Income Taxes (Details) - Schedule of deferred tax assets and liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Deferred tax assets:
Net operating loss carryforward	$ 1,078
Research credit carryforwards	31
Other, net	3
Total deferred tax assets	1,112
Less valuation allowance	(1,112)
Net deferred tax assets	$ 0